American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2024

Balanced Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 60.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	3,893	2,109,695
Air Freight and Logistics — 0.6%
FedEx Corp.	8,517	2,574,263
United Parcel Service, Inc., Class B	20,131	2,624,479
		5,198,742
Automobile Components — 0.3%
Aptiv PLC(1)	37,641	2,611,909
Automobiles — 0.5%
Tesla, Inc.(1)	21,921	5,087,206
Banks — 2.1%
Bank of America Corp.	131,846	5,314,712
JPMorgan Chase & Co.	45,858	9,758,582
Regions Financial Corp.	209,645	4,689,759
		19,763,053
Beverages — 0.7%
PepsiCo, Inc.	37,745	6,517,429
Biotechnology — 1.4%
AbbVie, Inc.	41,928	7,770,097
Amgen, Inc.	9,086	3,020,822
Vertex Pharmaceuticals, Inc.(1)	5,123	2,539,574
		13,330,493
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	104,758	19,587,651
Building Products — 0.6%
Johnson Controls International PLC	79,156	5,662,820
Capital Markets — 2.6%
Ameriprise Financial, Inc.	7,798	3,353,686
BlackRock, Inc.	4,891	4,286,962
Intercontinental Exchange, Inc.	17,561	2,661,545
Morgan Stanley	72,250	7,456,922
S&P Global, Inc.	12,754	6,182,246
		23,941,361
Chemicals — 1.1%
Ecolab, Inc.	16,477	3,801,079
Linde PLC	13,570	6,153,995
		9,955,074
Communications Equipment — 0.7%
Cisco Systems, Inc.	87,869	4,257,253
Motorola Solutions, Inc.	5,849	2,333,283
		6,590,536
Consumer Finance — 0.4%
American Express Co.	15,142	3,831,532
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	5,321	4,373,862
Sysco Corp.	59,595	4,567,957
Target Corp.	30,460	4,581,488
		13,523,307
Containers and Packaging — 0.3%
Ball Corp.	43,212	2,758,222

Distributors — 0.3%
LKQ Corp.	63,752	2,645,708
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	140,523	5,693,992
Electric Utilities — 1.0%
NextEra Energy, Inc.	116,350	8,887,977
Electrical Equipment — 0.5%
Eaton Corp. PLC	16,490	5,025,987
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	14,242	3,106,323
Energy Equipment and Services — 0.7%
Schlumberger NV	130,233	6,288,952
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	11,003	889,812
Walt Disney Co.	23,388	2,191,222
		3,081,034
Financial Services — 1.6%
Block, Inc.(1)	17,645	1,091,873
Mastercard, Inc., Class A	10,074	4,671,414
Visa, Inc., Class A	33,658	8,941,921
		14,705,208
Food Products — 0.4%
Mondelez International, Inc., Class A	52,087	3,560,146
Ground Transportation — 0.9%
Saia, Inc.(1)	2,085	871,217
Uber Technologies, Inc.(1)	47,147	3,039,567
Union Pacific Corp.	19,923	4,915,602
		8,826,386
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	20,065	1,360,809
IDEXX Laboratories, Inc.(1)	2,735	1,302,188
Intuitive Surgical, Inc.(1)	8,082	3,593,338
		6,256,335
Health Care Providers and Services — 1.8%
Cigna Group	15,151	5,282,699
UnitedHealth Group, Inc.	19,713	11,357,842
		16,640,541
Hotels, Restaurants and Leisure — 0.3%
Airbnb, Inc., Class A(1)	8,646	1,206,636
Chipotle Mexican Grill, Inc.(1)	37,506	2,037,326
		3,243,962
Household Products — 0.7%
Colgate-Palmolive Co.	17,055	1,691,685
Procter & Gamble Co.	28,792	4,628,602
		6,320,287
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	18,804	3,850,119
Industrial REITs — 0.9%
Prologis, Inc.	66,715	8,409,426
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	16,136	3,591,390
MetLife, Inc.	38,891	2,988,773
Progressive Corp.	17,245	3,692,499
Prudential Financial, Inc.	24,163	3,028,107
		13,300,769

Interactive Media and Services — 3.9%
Alphabet, Inc., Class A	139,919	24,001,705
Meta Platforms, Inc., Class A	26,192	12,436,748
		36,438,453
IT Services — 1.2%
Accenture PLC, Class A	21,353	7,059,729
International Business Machines Corp.	21,674	4,164,442
		11,224,171
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	34,325	1,419,339
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	38,748	5,478,967
Danaher Corp.	27,014	7,485,039
Thermo Fisher Scientific, Inc.	8,360	5,127,523
		18,091,529
Machinery — 1.5%
Cummins, Inc.	14,516	4,235,769
Deere & Co.	5,870	2,183,522
Parker-Hannifin Corp.	7,237	4,061,115
Xylem, Inc.	25,268	3,373,278
		13,853,684
Oil, Gas and Consumable Fuels — 1.4%
ConocoPhillips	59,900	6,660,880
EOG Resources, Inc.	48,350	6,130,780
		12,791,660
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	24,777	1,178,394
Eli Lilly & Co.	6,701	5,389,413
Merck & Co., Inc.	44,198	5,000,120
Novo Nordisk AS, Class B	30,072	3,984,326
Zoetis, Inc.	24,334	4,381,094
		19,933,347
Semiconductors and Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	45,638	6,593,778
Analog Devices, Inc.	26,081	6,034,622
Applied Materials, Inc.	25,301	5,368,872
ASML Holding NV	2,438	2,270,196
Broadcom, Inc.	34,354	5,520,001
NVIDIA Corp.	320,213	37,471,325
		63,258,794
Software — 6.7%
Adobe, Inc.(1)	2,863	1,579,374
Cadence Design Systems, Inc.(1)	17,793	4,762,474
Crowdstrike Holdings, Inc., Class A(1)	6,122	1,420,059
Dynatrace, Inc.(1)	18,135	796,489
Microsoft Corp.	109,442	45,785,061
Salesforce, Inc.	12,038	3,115,434
ServiceNow, Inc.(1)	1,972	1,605,977
Workday, Inc., Class A(1)	13,430	3,050,222
		62,115,090
Specialized REITs — 0.4%
Equinix, Inc.	4,421	3,493,651
Specialty Retail — 2.1%
CarMax, Inc.(1)	22,538	1,903,109
Home Depot, Inc.	24,201	8,909,840

TJX Cos., Inc.	53,807	6,081,267
Tractor Supply Co.	10,899	2,869,925
		19,764,141
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	170,953	37,965,242
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	1,864	1,719,782
Trading Companies and Distributors — 0.3%
Ferguson PLC	12,261	2,729,912
TOTAL COMMON STOCKS (Cost $344,402,574)		565,110,977
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	83,361	79,993
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	48,725	46,725
		126,718
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.6%
FHLMC, 2.00%, 6/1/36	1,624,928	1,468,275
FHLMC, 3.50%, 2/1/49	1,733,178	1,600,102
FHLMC, 3.00%, 1/1/50	1,596,601	1,396,789
FHLMC, 3.50%, 5/1/50	281,681	258,876
FHLMC, 2.50%, 5/1/51	1,840,641	1,560,042
FHLMC, 3.50%, 5/1/51	904,507	832,773
FHLMC, 3.00%, 7/1/51	705,588	622,061
FHLMC, 2.00%, 8/1/51	1,548,965	1,259,555
FHLMC, 2.50%, 8/1/51	1,689,658	1,432,321
FHLMC, 2.50%, 10/1/51	862,831	738,539
FHLMC, 3.00%, 12/1/51	1,095,108	960,504
FHLMC, 3.00%, 2/1/52	955,223	841,229
FHLMC, 3.50%, 5/1/52	1,173,302	1,075,138
FHLMC, 4.00%, 5/1/52	1,452,739	1,364,149
FHLMC, 4.00%, 5/1/52	1,007,528	953,835
FHLMC, 4.00%, 6/1/52	3,163,703	2,994,163
FHLMC, 5.00%, 7/1/52	608,602	605,526
FHLMC, 4.50%, 10/1/52	2,218,241	2,137,941
FHLMC, 4.50%, 10/1/52	1,641,870	1,583,964
FHLMC, 6.00%, 11/1/52	2,845,448	2,899,289
FHLMC, 5.50%, 12/1/52	461,149	463,242
FHLMC, 6.00%, 1/1/53	1,545,095	1,570,605
FHLMC, 6.50%, 11/1/53	1,604,253	1,649,521
FHLMC, 5.50%, 4/1/54	1,473,462	1,480,431
FNMA, 2.00%, 5/1/36	727,066	658,326
FNMA, 2.00%, 11/1/36	2,570,633	2,320,235
FNMA, 2.50%, 12/1/36	1,753,418	1,622,112
FNMA, 2.00%, 1/1/37	1,019,666	920,376
FNMA, 4.50%, 9/1/41	128,132	127,052
FNMA, 3.50%, 5/1/42	544,781	510,227
FNMA, 3.50%, 6/1/42	197,492	184,966
FNMA, 3.00%, 2/1/50	237,200	210,966
FNMA, 2.50%, 6/1/50	906,796	770,795
FNMA, 2.50%, 10/1/50	1,904,492	1,611,253
FNMA, 2.50%, 12/1/50	1,304,449	1,102,895
FNMA, 2.50%, 2/1/51	2,354,781	2,000,840
FNMA, 3.00%, 6/1/51	118,541	105,719
FNMA, 2.50%, 12/1/51	1,011,939	863,687

FNMA, 2.50%, 2/1/52	556,559	472,468
FNMA, 3.00%, 2/1/52	1,827,326	1,606,297
FNMA, 3.00%, 2/1/52	1,031,981	907,080
FNMA, 2.00%, 3/1/52	2,721,510	2,219,147
FNMA, 2.50%, 3/1/52	1,270,171	1,081,177
FNMA, 3.00%, 3/1/52	1,840,200	1,630,645
FNMA, 3.00%, 4/1/52	425,731	374,237
FNMA, 3.50%, 4/1/52	705,230	640,223
FNMA, 4.00%, 4/1/52	1,317,035	1,241,993
FNMA, 4.00%, 4/1/52	597,389	565,559
FNMA, 4.00%, 4/1/52	413,956	389,516
FNMA, 3.00%, 5/1/52	1,090,238	968,714
FNMA, 3.50%, 5/1/52	1,916,930	1,748,329
FNMA, 3.50%, 5/1/52	1,729,792	1,572,310
FNMA, 3.50%, 5/1/52	1,616,095	1,489,311
FNMA, 4.00%, 5/1/52	1,870,265	1,756,172
FNMA, 3.00%, 6/1/52	483,860	429,925
FNMA, 3.50%, 6/1/52	1,566,779	1,443,217
FNMA, 4.50%, 7/1/52	1,410,311	1,360,604
FNMA, 5.00%, 8/1/52	3,193,020	3,152,249
FNMA, 4.50%, 9/1/52	716,382	700,473
FNMA, 5.00%, 9/1/52	938,353	933,949
FNMA, 5.00%, 10/1/52	2,772,595	2,736,549
FNMA, 5.50%, 10/1/52	1,497,146	1,502,886
FNMA, 5.00%, 1/1/53	2,330,233	2,299,630
FNMA, 5.50%, 1/1/53	2,572,055	2,585,629
FNMA, 6.50%, 1/1/53	2,565,947	2,641,680
FNMA, 5.50%, 3/1/53	431,841	433,867
FNMA, 4.00%, 4/1/53	481,593	455,195
FNMA, 6.00%, 9/1/53	2,215,429	2,252,759
FNMA, 6.00%, 9/1/53	1,453,539	1,479,598
GNMA, 6.00%, TBA	1,733,000	1,753,583
GNMA, 7.00%, 4/20/26	2,932	2,994
GNMA, 7.50%, 8/15/26	2,619	2,629
GNMA, 7.00%, 5/15/31	11,163	11,558
GNMA, 4.50%, 6/15/41	127,622	126,145
GNMA, 3.50%, 6/20/42	227,061	213,581
GNMA, 3.00%, 5/20/50	498,437	446,707
GNMA, 3.00%, 7/20/50	1,317,531	1,176,179
GNMA, 2.00%, 10/20/50	4,125,824	3,424,916
GNMA, 2.50%, 11/20/50	1,754,252	1,484,298
GNMA, 2.50%, 2/20/51	1,266,399	1,092,612
GNMA, 3.50%, 6/20/51	866,234	800,853
GNMA, 3.00%, 7/20/51	1,240,180	1,108,414
GNMA, 2.50%, 9/20/51	1,085,684	934,677
GNMA, 2.50%, 12/20/51	1,667,873	1,436,809
GNMA, 4.00%, 9/20/52	3,374,750	3,187,852
GNMA, 4.50%, 9/20/52	3,222,308	3,126,813
GNMA, 4.50%, 10/20/52	2,626,193	2,553,103
GNMA, 5.00%, 4/20/53	1,514,660	1,497,871
GNMA, 5.50%, 4/20/53	1,860,347	1,866,962
UMBS, 4.00%, TBA	3,741,000	3,506,221
		117,584,484
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $120,016,258)		117,711,202

U.S. TREASURY SECURITIES — 9.4%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	611,367
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	314,168
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	131,144
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,417,910
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	652,805
U.S. Treasury Bonds, 2.375%, 2/15/42	1,900,000	1,431,939
U.S. Treasury Bonds, 3.375%, 8/15/42	300,000	261,727
U.S. Treasury Bonds, 2.75%, 11/15/42	750,000	593,496
U.S. Treasury Bonds, 4.00%, 11/15/42	500,000	475,537
U.S. Treasury Bonds, 4.375%, 8/15/43	1,400,000	1,393,602
U.S. Treasury Bonds, 4.75%, 11/15/43	5,300,000	5,536,844
U.S. Treasury Bonds, 4.50%, 2/15/44	3,140,000	3,172,381
U.S. Treasury Bonds, 4.625%, 5/15/44	4,000,000	4,108,437
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	483,867
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,254,713
U.S. Treasury Bonds, 3.00%, 5/15/45	1,000,000	803,555
U.S. Treasury Bonds, 3.625%, 2/15/53	200,000	175,715
U.S. Treasury Bonds, 4.125%, 8/15/53	1,000,000	961,992
U.S. Treasury Bonds, 4.75%, 11/15/53	800,000	854,125
U.S. Treasury Bonds, 4.625%, 5/15/54	385,000	403,227
U.S. Treasury Notes, 1.50%, 2/15/25(2)	1,000,000	981,200
U.S. Treasury Notes, 2.875%, 6/15/25(2)	500,000	491,760
U.S. Treasury Notes, 4.625%, 9/15/26(2)	10,000,000	10,077,539
U.S. Treasury Notes, 4.625%, 11/15/26	1,800,000	1,816,769
U.S. Treasury Notes, 4.125%, 2/15/27	7,500,000	7,496,191
U.S. Treasury Notes, 4.25%, 3/15/27	2,500,000	2,508,350
U.S. Treasury Notes, 4.50%, 5/15/27	4,000,000	4,041,719
U.S. Treasury Notes, 4.625%, 6/15/27	4,000,000	4,060,469
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	904,668
U.S. Treasury Notes, 4.375%, 11/30/28	1,300,000	1,321,760
U.S. Treasury Notes, 4.25%, 2/28/29	4,000,000	4,053,203
U.S. Treasury Notes, 4.625%, 4/30/29	6,000,000	6,177,305
U.S. Treasury Notes, 4.50%, 5/31/29	1,000,000	1,025,039
U.S. Treasury Notes, 4.00%, 10/31/29	1,200,000	1,203,094
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	697,758
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	996,250
U.S. Treasury Notes, 4.875%, 10/31/30	6,600,000	6,931,547
U.S. Treasury Notes, 4.375%, 11/30/30	1,200,000	1,227,586
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,470,410
U.S. Treasury Notes, 4.125%, 3/31/31	500,000	504,785
U.S. Treasury Notes, 4.625%, 4/30/31	2,000,000	2,077,930
U.S. Treasury Notes, 4.625%, 5/31/31	900,000	935,227
U.S. Treasury Notes, 4.50%, 11/15/33	500,000	517,305
TOTAL U.S. TREASURY SECURITIES (Cost $86,618,121)		87,556,415
CORPORATE BONDS — 8.9%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	406,000	378,607
L3Harris Technologies, Inc., 5.50%, 8/15/54(3)	226,000	224,799
Northrop Grumman Corp., 4.90%, 6/1/34	218,000	217,453
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	190,905
RTX Corp., 6.40%, 3/15/54	475,000	534,158
		1,545,922

Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	450,000	466,896
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	218,675
United Parcel Service, Inc., 5.50%, 5/22/54	190,000	192,184
		877,755
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	390,000	394,200
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	209,754
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	278,029
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	380,000	380,678
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	301,636
General Motors Financial Co., Inc., 5.95%, 4/4/34	597,000	608,716
Hyundai Capital America, 6.50%, 1/16/29(4)	117,000	123,788
Hyundai Capital America, 6.20%, 9/21/30(4)	233,000	247,168
Toyota Motor Credit Corp., 5.55%, 11/20/30	410,000	430,495
		2,974,464
Banks — 1.3%
Bank of America Corp., VRN, 5.29%, 4/25/34	1,030,000	1,040,086
Bank of America Corp., VRN, 5.47%, 1/23/35	760,000	777,412
BNP Paribas SA, VRN, 5.34%, 6/12/29(4)	295,000	299,742
BNP Paribas SA, VRN, 5.50%, 5/20/30(4)	530,000	537,679
BPCE SA, VRN, 7.00%, 10/19/34(4)	260,000	285,000
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	365,000	387,947
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	116,670
Citigroup, Inc., VRN, 6.27%, 11/17/33	370,000	396,465
Citigroup, Inc., VRN, 5.83%, 2/13/35	655,000	664,172
Danske Bank AS, VRN, 1.55%, 9/10/27(4)	385,000	358,546
Danske Bank AS, VRN, 5.71%, 3/1/30(4)	215,000	219,981
Fifth Third Bancorp, 8.25%, 3/1/38	600,000	737,316
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(4)	485,000	548,634
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	347,000	337,556
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	468,000	476,436
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	789,000	827,782
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	260,000	281,560
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	215,000	218,483
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	279,000	292,521
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	310,000	314,472
Lloyds Banking Group PLC, VRN, 5.72%, 6/5/30	525,000	540,232
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	400,000	401,970
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	205,000	215,473
Wells Fargo & Co., VRN, 6.30%, 10/23/29	505,000	531,840
Wells Fargo & Co., VRN, 5.39%, 4/24/34	461,000	466,552
Wells Fargo & Co., VRN, 5.56%, 7/25/34	372,000	380,491
Wells Fargo & Co., VRN, 5.01%, 4/4/51	345,000	325,142
		11,980,160
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	745,000	728,258
Keurig Dr. Pepper, Inc., 5.20%, 3/15/31	700,000	713,677
		1,441,935
Biotechnology — 0.1%
AbbVie, Inc., 5.35%, 3/15/44	275,000	279,668
AbbVie, Inc., 5.40%, 3/15/54	159,000	161,195
Amgen, Inc., 4.05%, 8/18/29	390,000	379,539
Amgen, Inc., 5.65%, 3/2/53	465,000	468,876
		1,289,278

Building Products — 0.0%
Carrier Global Corp., 6.20%, 3/15/54	95,000	105,836
Capital Markets — 0.9%
Blackstone Private Credit Fund, 7.30%, 11/27/28(4)	105,000	110,573
Blackstone Private Credit Fund, 5.95%, 7/16/29(4)	90,000	90,013
Blue Owl Capital Corp., 3.40%, 7/15/26	273,000	261,133
Blue Owl Credit Income Corp., 6.60%, 9/15/29(4)	530,000	534,751
Charles Schwab Corp., VRN, 6.20%, 11/17/29	196,000	205,524
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	190,726
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,280,000	1,354,839
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	670,000	700,396
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	304,111
Intercontinental Exchange, Inc., 3.625%, 9/1/28(4)	780,000	747,297
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	314,198
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	179,861
Morgan Stanley, VRN, 6.34%, 10/18/33	490,000	530,629
Morgan Stanley, VRN, 6.63%, 11/1/34	320,000	352,958
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	158,881
Northern Trust Corp., VRN, 3.375%, 5/8/32	754,000	722,585
UBS Group AG, 4.125%, 9/24/25(4)	212,000	209,294
UBS Group AG, VRN, 6.44%, 8/11/28(4)	515,000	534,490
UBS Group AG, VRN, 9.02%, 11/15/33(4)	403,000	497,027
		7,999,286
Chemicals — 0.0%
Dow Chemical Co., 4.375%, 11/15/42	130,000	111,097
LYB International Finance III LLC, 5.50%, 3/1/34	290,000	294,113
		405,210
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	317,318
Veralto Corp., 5.45%, 9/18/33(4)	510,000	522,102
Waste Connections, Inc., 3.20%, 6/1/32	335,000	299,835
		1,139,255
Construction Materials — 0.0%
CRH America Finance, Inc., 5.40%, 5/21/34	278,000	282,782
Consumer Finance — 0.2%
American Express Co., VRN, 5.28%, 7/26/35	219,000	221,769
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(4)	510,000	527,551
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(4)	270,000	274,963
Encore Capital Group, Inc., 8.50%, 5/15/30(4)	530,000	550,279
OneMain Finance Corp., 7.50%, 5/15/31	179,000	184,173
Synchrony Financial, 4.25%, 8/15/24	358,000	357,761
		2,116,496
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA, 5.95%, 5/28/31(4)	200,000	203,120
Sysco Corp., 6.00%, 1/17/34	515,000	552,997
		756,117
Containers and Packaging — 0.0%
WRKCo, Inc., 3.00%, 9/15/24	201,000	200,229
Diversified Consumer Services — 0.0%
Novant Health, Inc., 3.17%, 11/1/51	245,000	170,962
Pepperdine University, 3.30%, 12/1/59	355,000	234,823
		405,785
Diversified REITs — 0.2%
Brixmor Operating Partnership LP, 5.50%, 2/15/34	203,000	203,981
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	199,792

Store Capital LLC, 2.75%, 11/18/30	584,000	498,410
Store Capital LLC, 2.70%, 12/1/31	234,000	192,722
WP Carey, Inc., 5.375%, 6/30/34	355,000	354,475
		1,449,380
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.50%, 5/15/35	357,000	336,762
AT&T, Inc., 4.90%, 8/15/37	286,000	274,239
AT&T, Inc., 4.85%, 3/1/39	685,000	647,286
Sprint Capital Corp., 6.875%, 11/15/28	291,000	312,223
Sprint Capital Corp., 8.75%, 3/15/32	580,000	705,825
Verizon Communications, Inc., 7.75%, 12/1/30	510,000	593,579
Verizon Communications, Inc., 4.27%, 1/15/36	390,000	363,493
Verizon Communications, Inc., 2.99%, 10/30/56	565,000	356,598
		3,590,005
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 5.40%, 3/15/53	395,000	390,986
Arizona Public Service Co., 5.70%, 8/15/34	292,000	300,118
Baltimore Gas & Electric Co., 5.65%, 6/1/54	430,000	440,661
Black Hills Corp., 6.00%, 1/15/35	204,000	210,440
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	140,432
Duke Energy Corp., 5.00%, 8/15/52	230,000	206,514
Duke Energy Corp., 5.80%, 6/15/54	405,000	405,582
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	315,236
Duke Energy Progress LLC, 4.15%, 12/1/44	540,000	448,320
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	117,138
Florida Power & Light Co., 4.125%, 2/1/42	654,000	570,609
Indianapolis Power & Light Co., 5.70%, 4/1/54(4)	150,000	151,684
MidAmerican Energy Co., 5.85%, 9/15/54	790,000	832,910
Northern States Power Co., 3.20%, 4/1/52	240,000	166,452
Northern States Power Co., 5.10%, 5/15/53	260,000	246,872
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50	650,000	493,874
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	124,473
PECO Energy Co., 4.375%, 8/15/52	340,000	288,324
Union Electric Co., 5.45%, 3/15/53	240,000	236,811
Union Electric Co., 5.25%, 1/15/54	160,000	154,232
Vistra Operations Co. LLC, 6.00%, 4/15/34(4)	146,000	149,520
		6,391,188
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 5.60%, 6/12/34	340,000	346,663
Warnermedia Holdings, Inc., 3.64%, 3/15/25	111,000	109,456
Warnermedia Holdings, Inc., 3.79%, 3/15/25	93,000	91,844
Warnermedia Holdings, Inc., 4.28%, 3/15/32	401,000	348,034
		895,997
Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(4)	256,000	235,242
Corebridge Financial, Inc., 5.75%, 1/15/34	170,000	175,133
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	351,644
Nationwide Building Society, 5.13%, 7/29/29(4)	720,000	728,320
		1,490,339
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(4)	475,000	389,220
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	274,324
Mars, Inc., 3.875%, 4/1/39(4)	109,000	96,011
		759,555
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(4)	600,000	616,636

Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	159,126
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	485,000	498,394
Union Pacific Corp., 3.55%, 8/15/39	480,000	405,300
United Rentals North America, Inc., 6.00%, 12/15/29(4)	170,000	172,625
		1,852,081
Health Care Equipment and Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(4)	428,000	437,240
Solventum Corp., 5.60%, 3/23/34(4)	530,000	533,418
		970,658
Health Care Providers and Services — 0.7%
Centene Corp., 2.45%, 7/15/28	560,000	504,908
Centene Corp., 4.625%, 12/15/29	214,000	206,131
Centene Corp., 3.375%, 2/15/30	349,000	314,817
CVS Health Corp., 5.70%, 6/1/34	381,000	388,905
CVS Health Corp., 6.00%, 6/1/44	410,000	412,358
CVS Health Corp., 5.625%, 2/21/53	120,000	114,531
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	135,087
HCA, Inc., 5.45%, 4/1/31	210,000	214,221
HCA, Inc., 5.90%, 6/1/53	320,000	318,698
Humana, Inc., 5.75%, 4/15/54	221,000	217,821
Icon Investments Six DAC, 6.00%, 5/8/34	301,000	314,220
IQVIA, Inc., 6.25%, 2/1/29	442,000	462,120
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	152,828
Select Medical Corp., 6.25%, 8/15/26(4)	390,000	393,316
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,897
Tenet Healthcare Corp., 5.125%, 11/1/27	269,000	264,403
UnitedHealth Group, Inc., 5.50%, 7/15/44	481,000	486,778
UnitedHealth Group, Inc., 5.05%, 4/15/53	540,000	511,341
Universal Health Services, Inc., 1.65%, 9/1/26	377,000	351,412
		6,089,792
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(4)	285,000	269,833
Marriott International, Inc., 3.50%, 10/15/32	212,000	189,047
Marriott International, Inc., 5.30%, 5/15/34	210,000	211,757
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(3)(4)	268,000	270,091
Starbucks Corp., 2.55%, 11/15/30	475,000	419,696
		1,360,424
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 5.25%, 3/1/54	300,000	297,774
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	172,000	180,937
Insurance — 0.2%
Athene Global Funding, 5.53%, 7/11/31(4)	297,000	301,342
Athene Holding Ltd., 6.25%, 4/1/54	252,000	257,288
CNO Financial Group, Inc., 6.45%, 6/15/34	283,000	289,906
MetLife, Inc., 6.40%, 12/15/66	200,000	204,314
Pine Street Trust III, 6.22%, 5/15/54(4)	440,000	452,728
		1,505,578
IT Services — 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	330,000	283,540
Kyndryl Holdings, Inc., 4.10%, 10/15/41	201,000	157,723
		441,263
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 4/1/29(4)	195,000	183,308
Machinery — 0.1%
AGCO Corp., 5.80%, 3/21/34	293,000	298,552

Ingersoll Rand, Inc., 5.70%, 8/14/33	197,000	206,624
Ingersoll Rand, Inc., 5.45%, 6/15/34	96,000	99,046
Ingersoll Rand, Inc., 5.70%, 6/15/54	64,000	66,095
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	201,000	206,875
		877,192
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 6/1/29	170,000	173,831
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	500,000	451,738
Comcast Corp., 2.94%, 11/1/56	725,000	451,414
Cox Communications, Inc., 3.15%, 8/15/24(4)	96,000	95,899
Fox Corp., 6.50%, 10/13/33	121,000	129,920
Fox Corp., 5.48%, 1/25/39	192,000	189,305
Time Warner Cable LLC, 6.55%, 5/1/37	390,000	382,466
WPP Finance 2010, 3.75%, 9/19/24	316,000	315,046
		2,189,619
Metals and Mining — 0.1%
Glencore Funding LLC, 6.50%, 10/6/33(4)	175,000	187,256
Glencore Funding LLC, 5.63%, 4/4/34(4)	145,000	146,153
Glencore Funding LLC, 5.89%, 4/4/54(4)	95,000	93,074
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(4)	395,000	404,545
		831,028
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(4)	600,000	570,718
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	245,162
DTE Energy Co., 5.85%, 6/1/34	294,000	306,212
Engie SA, 5.625%, 4/10/34(4)	218,000	222,443
Engie SA, 5.875%, 4/10/54(4)	210,000	209,808
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	480,000	511,301
Sempra, 3.25%, 6/15/27	180,000	172,398
		1,667,324
Oil, Gas and Consumable Fuels — 0.7%
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	188,196
Cheniere Energy, Inc., 4.625%, 10/15/28	420,000	412,199
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(4)	370,000	387,245
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	341,974
Diamondback Energy, Inc., 5.40%, 4/18/34	292,000	295,719
Diamondback Energy, Inc., 5.75%, 4/18/54	160,000	158,505
Energy Transfer LP, 6.55%, 12/1/33	156,000	168,541
Energy Transfer LP, 5.55%, 5/15/34	454,000	458,414
Energy Transfer LP, 6.125%, 12/15/45	340,000	344,306
EQT Corp., 3.625%, 5/15/31(4)	240,000	215,814
Equinor ASA, 3.25%, 11/18/49	230,000	165,497
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(4)	786,000	790,352
Marathon Oil Corp., 5.70%, 4/1/34	340,000	354,278
Northern Natural Gas Co., 5.625%, 2/1/54(4)	155,000	155,599
Occidental Petroleum Corp., 6.625%, 9/1/30	267,000	285,133
Occidental Petroleum Corp., 5.375%, 1/1/32	298,000	301,084
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	160,340
Ovintiv, Inc., 6.25%, 7/15/33	160,000	167,435
Petroleos Mexicanos, 5.95%, 1/28/31	645,000	532,574
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	38,859
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	460,000	461,477
Shell International Finance BV, 2.375%, 11/7/29	290,000	261,675
Shell International Finance BV, 4.375%, 5/11/45	180,000	158,760

SM Energy Co., 6.75%, 9/15/26	141,000	141,255
		6,945,231
Paper and Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 1/15/31	185,000	164,243
Suzano Austria GmbH, 3.125%, 1/15/32	215,000	178,251
		342,494
Passenger Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(4)	612,000	617,943
Personal Care Products — 0.0%
Kenvue, Inc., 4.90%, 3/22/33	365,000	368,611
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	155,000	157,847
Bristol-Myers Squibb Co., 5.55%, 2/22/54	410,000	415,679
Eli Lilly & Co., 5.00%, 2/9/54	217,000	211,688
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	565,000	554,252
		1,339,466
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	330,000	279,390
Retail REITs — 0.0%
Kite Realty Group Trust, 4.75%, 9/15/30	208,000	204,039
Semiconductors and Semiconductor Equipment — 0.0%
Broadcom, Inc., 3.47%, 4/15/34(4)	360,000	314,573
Software — 0.2%
Microsoft Corp., 2.50%, 9/15/50	300,000	193,475
Open Text Corp., 6.90%, 12/1/27(4)	827,000	858,802
Oracle Corp., 3.60%, 4/1/40	457,000	361,887
		1,414,164
Specialized REITs — 0.1%
EPR Properties, 4.95%, 4/15/28	530,000	518,999
EPR Properties, 3.75%, 8/15/29	110,000	100,719
VICI Properties LP, 5.75%, 4/1/34	305,000	309,840
VICI Properties LP, 6.125%, 4/1/54	120,000	118,674
		1,048,232
Specialty Retail — 0.2%
AutoZone, Inc., 5.10%, 7/15/29	180,000	182,212
AutoZone, Inc., 4.00%, 4/15/30	246,000	236,210
AutoZone, Inc., 6.55%, 11/1/33	203,000	222,363
Home Depot, Inc., 4.95%, 6/25/34	316,000	319,224
Home Depot, Inc., 5.30%, 6/25/54	252,000	250,951
Lowe's Cos., Inc., 5.625%, 4/15/53	330,000	327,225
O'Reilly Automotive, Inc., 5.75%, 11/20/26	318,000	324,309
		1,862,494
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 3.95%, 8/8/52	25,000	21,037
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28	490,000	514,544
Tapestry, Inc., 7.85%, 11/27/33	189,000	201,649
		716,193
Trading Companies and Distributors — 0.1%
Air Lease Corp., 5.20%, 7/15/31	201,000	200,994
Aircastle Ltd., 5.95%, 2/15/29(4)	195,000	198,746

Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(4)	158,000	159,062
		558,802
Wireless Telecommunication Services — 0.0%
U.S. Cellular Corp., 6.70%, 12/15/33	336,000	360,178
TOTAL CORPORATE BONDS (Cost $83,265,052)		83,507,517
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,853	1,817
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(4)	599,525	604,948
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(4)	1,176,332	1,188,957
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(4)	1,061,613	974,060
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(4)	480,160	484,608
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(4)	899,170	905,858
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	771	744
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(4)	237,973	209,569
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(4)	209,339	175,747
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.05%, (30-day average SOFR plus 2.70%), 10/25/33(4)	113,018	113,142
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(4)	760,000	794,280
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(4)	811,036	754,557
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(4)	176,076	150,787
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(4)	676,388	681,959
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.20%, (30-day average SOFR plus 2.85%), 10/25/34(4)	145,743	146,572
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(4)	162,685	143,910
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(4)	1,258,801	1,263,468
JP Morgan Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.92%, 6/25/54(4)	788,042	793,293
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(4)	612,410	534,886
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(4)	842,807	856,699
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.58%, 3/25/53(4)	253,337	247,291
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.62%, 4/25/53(4)	416,824	408,671
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(4)	415,679	420,447
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(4)	721,401	724,107
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(4)	495,931	499,043
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(4)	1,066,944	1,082,864
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(4)	961,113	972,440
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(4)	1,018,727	1,029,267
Sequoia Mortgage Trust, Series 2024-6, Class A11, VRN, 6.00%, 7/27/54(4)	1,292,651	1,297,602
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(4)	35,261	31,029
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.41%, 3/25/64(4)	1,252,491	1,264,627
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(4)	174,625	159,011
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(4)	199,690	181,878
		19,098,138
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 6/25/43(4)	181,937	183,398
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.46%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	113,186
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,102,075	1,025,348
		1,321,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,390,682)		20,420,070
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(4)	473,704	475,523
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(4)	192,531	191,995
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/29(4)	500,000	501,091
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.70%, (3-month SOFR plus 2.40%), 7/15/31(4)	259,654	260,069
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(4)	101,897	101,971

Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.38%, (3-month SOFR plus 1.08%), 10/15/31(4)	743,462	743,819
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/38(4)	1,090,000	987,754
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.16%, (3-month SOFR plus 1.86%), 7/15/30(4)	350,000	350,860
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.78%, (3-month SOFR plus 2.46%), 8/14/30(4)	450,000	450,628
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(4)	100,614	101,171
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.70%, (3-month SOFR plus 2.40%), 1/20/33(4)	444,074	448,147
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.47%, (3-month SOFR plus 1.15%), 8/15/31(4)	864,155	864,526
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.46%), 4/18/37(4)	1,100,000	1,105,479
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(4)	566,000	569,271
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.14%, (3-month SOFR plus 1.86%), 7/18/30(4)	575,000	575,890
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.69%, (3-month SOFR plus 1.41%), 7/20/31(4)	347,446	348,089
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.40%, (3-month SOFR plus 1.12%), 10/20/29(4)	770,814	771,970
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(4)	1,075,000	1,065,821
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.25%, (3-month SOFR plus 1.96%), 1/16/31(4)	375,000	376,293
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.04%, (3-month SOFR plus 1.76%), 7/19/30(4)	700,000	700,395
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.42%, (3-month SOFR plus 1.08%), 8/8/32(4)	1,100,000	1,099,653
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.68%, (1-month SOFR plus 2.34%), 5/25/38(4)	398,548	399,561
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.23%, (3-month SOFR plus 1.91%), 8/15/30(4)	900,000	903,630
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.10%, (1-month SOFR plus 2.75%), 5/19/38(4)	475,500	477,585
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.20%, (3-month SOFR plus 1.91%), 4/25/31(4)	725,000	725,587
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.11%, (3-month SOFR plus 1.83%), 10/18/30(4)	525,000	525,787
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(4)	17,428	17,439
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,201,388)		15,140,004
ASSET-BACKED SECURITIES — 1.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(4)	642,000	592,390
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(4)	652,401	585,395
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(4)	769,833	763,206
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(4)	221,801	207,720
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(4)	700,000	658,661
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(4)	1,755,621	1,631,550
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(4)	917,190	870,025
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(4)	700,000	702,087
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(4)	1,000,000	934,280
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	281,343	260,697
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(4)	533,732	454,481
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(4)	600,000	619,045
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(4)	606,702	551,633
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(4)	1,440,000	1,262,078
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(4)	700,000	703,958
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(4)	813,248	816,576
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(4)	300,000	307,435
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(4)	150,000	153,414
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(4)	107,326	102,768
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(4)	1,192,000	1,223,104
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(4)	525,000	513,374
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(4)	758,111	763,943
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	94,570	94,120
TOTAL ASSET-BACKED SECURITIES (Cost $15,289,574)		14,771,940
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(4)	505,000	516,863
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,307,067

Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	726,990
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	353,350
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(4)	537,839	479,114
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(4)	492,000	490,426
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(4)	1,064,000	1,045,751
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(4)	557,000	563,240
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(4)	765,000	799,455
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,285,706)		6,282,256
PREFERRED STOCKS — 0.6%
Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	600,000	599,177
Barclays PLC, 6.125%	545,000	538,709
Citigroup, Inc., 7.00%	216,000	219,652
Commerzbank AG, 7.00%	400,000	398,176
Danske Bank AS, 7.00%	360,000	360,923
Intesa Sanpaolo SpA, 7.70%(4)	355,000	355,452
Lloyds Banking Group PLC, 7.50%	410,000	412,468
NatWest Group PLC, 6.00%	410,000	405,733
Societe Generale SA, 8.00%(4)	355,000	356,695
		3,646,985
Capital Markets — 0.1%
Deutsche Bank AG, 7.50%	400,000	396,594
UBS Group AG, 6.875%	355,000	354,334
		750,928
Electric Utilities — 0.1%
Duke Energy Corp., 4.875%	646,000	643,249
Multi-Utilities — 0.0%
Sempra, 4.875%	420,000	412,473
TOTAL PREFERRED STOCKS (Cost $5,418,652)		5,453,635
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	801,651
FNMA, 0.75%, 10/8/27	2,000,000	1,802,730
FNMA, 0.875%, 8/5/30	1,900,000	1,579,990
FNMA, 6.625%, 11/15/30	400,000	455,754
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	251,748
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,152,197)		4,891,873
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF (Cost $3,763,649)	6,746	3,732,697
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	500,000	359,323
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	234,572
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	561,385
Houston GO, 3.96%, 3/1/47	120,000	104,596
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	445,973
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	133,005
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	110,702
New York City GO, 6.27%, 12/1/37	95,000	103,711
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	257,589
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	48,928
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	170,747
State of California GO, 4.60%, 4/1/38	180,000	174,986
State of California GO, 7.60%, 11/1/40	80,000	99,388

Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	189,876
University of California Rev., 3.07%, 5/15/51	180,000	127,580
TOTAL MUNICIPAL SECURITIES (Cost $3,678,674)		3,122,361
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	170,000	163,888
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27	600,000	588,853
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $763,696)		752,741
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,920,588)	6,920,588	6,920,588
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $717,166,811)		935,374,276
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,475,529)
TOTAL NET ASSETS — 100.0%		$932,898,747

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	293,400	USD	321,165	Bank of America N.A.	9/27/24	$(2,801)
EUR	252,382	USD	274,748	JPMorgan Chase Bank N.A.	9/27/24	(892)
EUR	77,856	USD	85,033	UBS AG	9/27/24	(553)
EUR	105,480	USD	114,911	UBS AG	9/27/24	(456)
USD	624,457	EUR	578,751	Bank of America N.A.	9/27/24	(3,536)
USD	624,173	EUR	578,750	Citibank N.A.	9/27/24	(3,820)
USD	624,830	EUR	578,750	Morgan Stanley	9/27/24	(3,164)
USD	46,969	EUR	43,311	Morgan Stanley	9/27/24	(27)
USD	624,454	EUR	578,751	UBS AG	9/27/24	(3,539)
USD	77,321	EUR	71,127	UBS AG	9/27/24	141
						$(18,647)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	41	September 2024	$8,420,055	$1,304
U.S. Treasury 5-Year Notes	235	September 2024	25,354,297	183,870
U.S. Treasury 10-Year Notes	13	September 2024	1,453,562	(88)
U.S. Treasury 10-Year Ultra Notes	13	September 2024	1,502,516	17,303
U.S. Treasury Long Bonds	33	September 2024	3,985,781	92,623
U.S. Treasury Ultra Bonds	55	September 2024	7,038,281	198,997
			$47,754,492	$494,009
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$4,850,000	$272,597	$85,522	$358,119
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,517,832.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $72,228,479, which represented 7.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$558,856,455	$6,254,522	—
U.S. Government Agency Mortgage-Backed Securities	—	117,711,202	—
U.S. Treasury Securities	—	87,556,415	—
Corporate Bonds	—	83,507,517	—
Collateralized Mortgage Obligations	—	20,420,070	—
Collateralized Loan Obligations	—	15,140,004	—
Asset-Backed Securities	—	14,771,940	—
Commercial Mortgage-Backed Securities	—	6,282,256	—
Preferred Stocks	—	5,453,635	—
U.S. Government Agency Securities	—	4,891,873	—
Exchange-Traded Funds	3,732,697	—	—
Municipal Securities	—	3,122,361	—
Sovereign Governments and Agencies	—	752,741	—
Short-Term Investments	6,920,588	—	—
	$569,509,740	$365,864,536	—
Other Financial Instruments
Futures Contracts	$494,097	—	—
Swap Agreements	—	$358,119	—
Forward Foreign Currency Exchange Contracts	—	141	—
	$494,097	$358,260	—
Liabilities
Other Financial Instruments
Futures Contracts	$88	—	—
Forward Foreign Currency Exchange Contracts	—	$18,788	—
	$88	$18,788	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.